Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of components of the income tax provision
The following table presents the components of the income tax (provision) benefit from continuing operations for the years ended December 31, 2010, 2011 and 2012:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Current
Federal	$(3,026)	$(1,491)	$(159)
State	(4,242)	(2,286)	1,383
Total Current	(7,268)	(3,777)	1,224
Deferred
Federal	(46,964)	(19,476)	(2,580)
State	(2,635)	1,522	2,687
Total Deferred	(49,599)	(17,954)	107
Total income tax (provision) benefit	$(56,867)	$(21,731)	$1,331

Schedule of Effective Income Tax Rate Reconciliation
The following table summarizes the significant differences between the U.S. federal statutory tax rate and the Company's effective tax rate for financial statement purposes for the years ended December 31, 2010, 2011 and 2012:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Federal income tax provision at statutory rate	$(48,416)	$(20,719)	$(3,013)
State income taxes, net of federal benefit	(5,366)	(2,197)	(703)
Nondeductible expenses	(2,671)	(220)	(280)
Net change to valuation allowance	351	370	1,348
Change in state tax rate	(657)	(185)	1,985
Uncertain tax positions	—	1,220	1,893
Other	(108)	—	101
Income tax (provision) benefit	$(56,867)	$(21,731)	$1,331

Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities include the following as of December 31, 2011 and 2012:

	As of December 31,
	2011	2012
	(in thousands)
Current deferred tax assets:
Accrued liabilities and reserves	$11,062	$10,834
Net operating loss carryforwards	29,810	902
Other	8,775	9,873
Valuation allowance	(5,947)	(2,605)
Current deferred tax liabilities:
Accrued liabilities and reserves	(268)	(751)
Other	(4,995)	(2,299)
Total net current deferred tax assets	38,437	15,954
Non-current deferred tax assets:
Net operating loss carryforwards	166,531	195,440
Accrued liabilities and reserves	5,965	7,602
Subscriber base and other intangible assets	53,525	36,586
Valuation allowance	(33,985)	(35,990)
Other	57,662	58,907
Non-current deferred tax liabilities:
Subscriber base and other intangible assets	(62,721)	(41,544)
Accrued liabilities and reserves	(1,236)	(316)
Indefinite lived intangible assets	(1,644)	(1,925)
Other	(11,721)	(23,748)
Total net non-current deferred tax asset	172,376	195,012
Net deferred tax asset	$210,813	$210,966

Summary of Income Tax Contingencies
A reconciliation of changes in the amount of unrecognized tax benefits for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Balance as of January 1	$1,315	$18,367	$24,560
Additions for tax positions of prior years	185	192	19
Adjustments to tax positions under purchase accounting	17,630	7,812	399
Decreases for tax positions related to prior years	(763)	(1,811)	(1,578)
Balance as of December 31	$18,367	$24,560	$23,400